PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Balance at the beginning	$ 441.9
Balance at the end	549.5	$ 441.9
Contractual commitments for the acquisition of property, plant and equipment	22.5	22.1
Gross inventories
Significant Accounting Policies
Balance at the beginning	942.7	815.9
Business combinations		1.3
Additions	224.0	145.9
Disposal of subsidiary	7.1
Divestments and disposals		1.5
Disposals	59.8
Transfers	0.0	(36.4)
Translation differences	(48.7)	17.5
Balance at the end	1,051.1	942.7
Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(500.8)	(454.0)
Depreciation during the period	87.6	72.1
Disposal of subsidiary	(4.3)
Divestments and disposals		(1.0)
Disposals	(57.5)
Transfers		(32.7)
Translation differences	(24.9)	8.4
Balance at the end	(501.6)	(500.8)
Accumulated depreciation and impairment losses | Maximum
Significant Accounting Policies
Balance at the beginning	(500.8)
Balance at the end		(500.8)
Land
Significant Accounting Policies
Balance at the beginning	35.9
Balance at the end	35.6	35.9
Land | Gross inventories
Significant Accounting Policies
Balance at the beginning	35.9	34.9
Additions	1.4
Transfers		0.0
Translation differences	(1.7)	1.0
Balance at the end	35.6	35.9
Land | Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	0.0	0.0
Transfers		0.0
Balance at the end	0.0	0.0
Buildings and constructions
Significant Accounting Policies
Balance at the beginning	173.8
Balance at the end	268.4	173.8
Buildings and constructions | Gross inventories
Significant Accounting Policies
Balance at the beginning	374.9	327.6
Additions	66.9	30.4
Divestments and disposals		0.0
Disposals	28.3
Transfers	82.0	11.5
Translation differences	(19.0)	5.4
Balance at the end	476.5	374.9
Buildings and constructions | Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(201.1)	(181.4)
Depreciation during the period	44.3	34.3
Divestments and disposals		0.0
Disposals	(28.2)
Transfers		(17.0)
Translation differences	(9.1)	2.4
Balance at the end	(208.1)	(201.1)
Machinery and equipment
Significant Accounting Policies
Balance at the beginning	157.4
Balance at the end	197.0	157.4
Machinery and equipment | Gross inventories
Significant Accounting Policies
Balance at the beginning	457.0	419.6
Business combinations		1.3
Additions	37.2	26.9
Disposal of subsidiary	6.7
Divestments and disposals		1.5
Disposals	30.8
Transfers	58.1	1.1
Translation differences	(24.3)	9.6
Balance at the end	490.5	457.0
Machinery and equipment | Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	(299.6)	(272.5)
Depreciation during the period	43.3	37.8
Disposal of subsidiary	(4.3)
Divestments and disposals		(1.0)
Disposals	(29.3)
Transfers		(15.7)
Translation differences	(15.8)	6.0
Balance at the end	(293.5)	(299.6)
Advances paid and construction in progress
Significant Accounting Policies
Balance at the beginning	74.9
Balance at the end	48.5	74.9
Advances paid and construction in progress | Gross inventories
Significant Accounting Policies
Balance at the beginning	74.9	33.8
Additions	118.5	88.5
Disposal of subsidiary	0.4
Disposals	0.7
Transfers	(140.1)	(48.9)
Translation differences	(3.7)	1.5
Balance at the end	48.5	74.9
Advances paid and construction in progress | Accumulated depreciation and impairment losses
Significant Accounting Policies
Balance at the beginning	0.0	0.0
Transfers		0.0
Balance at the end	$ 0.0	$ 0.0